Offerings - Offering: 1	May 14, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 11,600,000.00
Amount of Registration Fee	$ 1,601.96
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $1,601.96 was paid in connection with the filing of the Schedule TO-I by FT Vest Total Return Income Fund: Series B1 on March 20, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.